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          U.S. SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                        FORM 24F-2
             Annual Notice of Securities Sold
                  Pursuant to Rule 24f-2


1.  Name and address of issuer:

    Alliance International Fund
    1345 Avenue of the Americas
    New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

    Class A
    Class B
    Class C
    Advisor Class

3.  Investment Company Act File Number:
    811-3130

    Securities Act File Number:
    2-70428

4.  Last day of fiscal year for which this notice is filed:
    June 30, 1997

5. Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
    24f-2 declaration:                                  [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     -0- shares
    $-0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



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     2,944,825 shares
    $55,186,020

9. Number and aggregate sale price of securities sold during the fiscal year:

     11,041,838 shares
    $187,987,616

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f- 2:

     8,097,013 shares
    $132,801,596

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     931,564 shares
    $15,317,202

    12.  Calculation of registration fee:

    (i)   Aggregate sale price of
          securities sold during the
          fiscal year in reliance on
          rule 24f-2 (from Item 10):            $132,801,596

   (ii)   Aggregate price of shares
          issued in connection with
          dividend reinvestment plans
          (from Item 11, if applicable):
                        +    $15,317,202

  (iii)   Aggregate price of shares
          redeemed or repurchased during
          the  fiscal year (if
          applicable):                     -    $148,118,798

   (iv)   Aggregate price of shares
          redeemed or repurchased and
          previously applied as a
          reduction to filing fees
          pursuant to rule 24e-2 (if
          applicable):                             +     -0-

    (v)   Net aggregate price of
          securities sold and issued
          during the fiscal year in


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          reliance on rule 24f-2 [line
          (i), plus line (ii), less line
          (iii), plus line (iv)] (if
          applicable):                                   -0-

   (vi)   Multiplier prescribed by
          Section 6(b) of the Securities
          Act of 1933 or other
          applicable law or regulation
          (see instruction C.6):                   x  1/3300

  (vii)   Fee due [line (i) or line (v)
          multiplied by line (vi)]:                     $-0-

Instruction:  Issuers should complete line (ii), (iii), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17
    CFR 202.3a).                                        [  ]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                         SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/  Domenick Pugliese
                             __________________________
                                  Assistant Secretary

Date:  August 21, 1997


*Please print the name and title of the signing officer below the signature.










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                         SEWARD & KISSEL
                     One Battery Park Plaza
                       New York, NY  10004

                   Telephone:  (212) 574-1200
                   Facsimile:  (212) 480-8421


                                  August 26, 1997



Alliance International Fund
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance International Fund, a Massachusetts business trust (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 8,097,013 shares of beneficial interest of the Company, par value $.01 per share, during the fiscal year of the Company ended June 30, 1997, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 8,097,013 shares so sold in reliance upon Rule 24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of beneficial interest of the Company under the laws of the Commonwealth of Massachusetts.

         Our opinion above stated is expressed as members of the bar of the State of New York.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                  Very truly yours,


                                  /S/ Seward & Kissel


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